Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 3,750,614	$ 2,098,625	$ 3,147,845
Other comprehensive (loss) income:
Net (loss) gain on derivatives (Note 12), net of tax of $15,438, $(5,420) and $14,425, respectively	(98,583)	32,065	(99,583)
Actuarial gain (loss) on pension obligations, net of tax of $(812), $(332) and $48, respectively	5,690	2,314	(339)
Total other comprehensive (loss) income	(92,893)	34,379	(99,922)
Comprehensive income	3,657,721	2,133,004	3,047,923
Comprehensive (income) loss attributable to non-controlling interest	(2)	7	(11,754)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 3,657,719	$ 2,133,011	$ 3,036,169